License Agreements - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2017 USD ($) License
University of Pennsylvania [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Annual maintenance fees	$ 100,000
University of Pennsylvania [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Aggregate milestones payments	3,200,000
Milestone payments based on annual sales milestones	$ 5,000,000
2010 License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Annual maintenance fees		$ 100,000
Number of licensed products | License		2
2010 License Agreement [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Aggregate milestones payments		$ 1,650,000
Milestone payments based on annual sales milestones		$ 2,500,000